Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Risk-Based Capital Amounts and Ratios for Northern Trust and for Each of its U.S. Subsidiary Banks Whose Net Income for 2012 or 2011 Exceeded 10% of Consolidated Total

The table below summarizes the risk-based capital amounts and ratios for Northern Trust and for each of its U.S. subsidiary banks whose net income for 2012 or 2011 exceeded 10% of the consolidated total.

	ACTUAL		MINIMUM TO QUALIFY AS WELL CAPITALIZED
($ In Millions)	AMOUNT	RATIO	AMOUNT	RATIO
AS OF DECEMBER 31, 2012
Total Capital to Risk-Weighted Assets
Consolidated	$8,340.8	14.3%	$5,831.6	10.0%
The Northern Trust Company	7,971.0	13.7	5,803.2	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,489.0	12.8	3,499.0	6.0
The Northern Trust Company	6,904.2	11.9	3,481.9	6.0
Tier 1 Capital to Adjusted Average Fourth Quarter Assets
Consolidated	7,489.0	8.2	4,543.7	5.0
The Northern Trust Company	6,904.2	7.6	4,533.9	5.0
AS OF DECEMBER 31, 2011
Total Capital to Risk-Weighted Assets
Consolidated	$8,065.2	14.2%	$5,666.7	10.0%
The Northern Trust Company	7,763.3	13.8	5,630.8	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,104.6	12.5	3,400.0	6.0
The Northern Trust Company	6,602.7	11.7	3,378.4	6.0
Tier 1 Capital to Adjusted Average Fourth Quarter Assets
Consolidated	7,104.6	7.3	4,864.9	5.0
The Northern Trust Company	6,602.7	6.8	4,852.2	5.0